The Company, Going Concern and Significant Accounting Policies: (Details Text) (USD $) In Millions, unless otherwise specified	Mar. 31, 2015
The Company, Going Concern and Significant Accounting Policies: [Abstract]
Financial resources	$ 5.1
Fair value of equipment	12.4
Current financial liabilities - notes	40.6
Accounts payable and accruals	3.9
Equipment cost	$ 29